SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2002
                                       FOR
                PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY

                       JACKSON NATIONAL SEPARATE ACCOUNT V

The information in the "Fund Annual Expenses" table should be amended as follows:

On page 4, the information for the Janus/JNL Aggressive Growth Fund should be deleted and replaced in its entirety with the following information:


                                                               MANAGEMENT
                                                                   AND           ESTIMATED                  TOTAL FUND
                                                             ADMINISTRATIVE    DISTRIBUTION      OTHER        ANNUAL
FUND NAME                                                          FEE         (12B-1) FEES    EXPENSES      EXPENSES
----------------------------------------------------------- ------------------ -------------- ------------ --------------

Janus/JNL Aggressive Growth Fund                                  1.00%              .01%           0%            1.01%
----------------------------------------------------------- ------------------ -------------- ------------ --------------


On page 5, the information for the First Trust/JNL First Trust The DowSM Target
10 Fund should be deleted and replaced in its entirety with the following information:

First Trust/JNL First Trust The DowSM Target 10 Fund               .80%               0%            0%            .80%

On page 5, the first paragraph should be deleted and replaced in its entirety with the following paragraph:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund V LLC by Jackson National Asset Management, LLC. The First Trust/JNL The DowSM Target 10 Fund and the Oppenheimer/JNL Global Growth Fund pay an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.

The information in the "Examples" table should be amended as follows:

On pages 6 and 7, the information for the Janus/JNL Aggressive Growth Division and the First Trust/JNL The Dow Target 10 Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                    (a)       25      78      134      285
                                                                        (b)      110     148      184      285
First Trust/JNL First Trust The DowSM Target 10 Division                (a)       23      72      123      264
                                                                        (b)      108     142      173      264

On pages 7 and 8 the information for the Janus/JNL Aggressive Growth Division and the First Trust/JNL The Dow Target 10 Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                    (a)       27      83      141      299
                                                                        (b)      112     153      191      299
First Trust/JNL First Trust The DowSM Target 10 Division                (a)       25      76      131      279
                                                                        (b)      110     146      181      279

The information in the section entitled "Other Expenses" should be amended as follows:

On page 13, the last paragraph should be deleted and replaced in its entirety with the following:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund V LLC by Jackson National Asset Management, LLC. The First Trust/JNL The DowSM Target 10 Fund and the Oppenheimer/JNL Global Growth Fund pay an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.


(To be used with VC3723 Rev. 05/02)